Provisions and contingent liabilities	6 Months Ended
Jun. 30, 2025
Disclosure Of Other Provisions [Line Items]
Provisions and contingent liabilities

Note 14

Provisions and contingent liabilities
a) Provisions and contingent liabilities
T
he table below presents an overview of

total provisions and contingent liabilities.

Overview of total provisions and contingent liabilities
USD m 30.6.25 31.3.25 31.12.24
Provisions related to expected credit losses (IFRS 9, Financial Instruments )
1
406 337 320
Provisions related to Credit Suisse loan commitments (IFRS

3,
Business Combinations ) 638 809 997
Provisions related to litigation, regulatory and similar matters

(IAS 37,
Provisions, Contingent Liabilities and Contingent Assets ) 3,450 3,852 3,602
Acquisition-related contingent liabilities relating to litigation,

regulatory and similar matters (IFRS 3,
Business Combinations ) 1,479 2,031 2,122
Restructuring, real-estate and other provisions (IAS 37, Provisions, Contingent Liabilities and Contingent Assets ) 1,493 1,489 1,368
Total provisions and contingent liabilities 7,466 8,517 8,409
1 Refer to Note 8c for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.
The table below presents additional information for provisions under IAS 37, Provisions, Contingent Liabilities and
Contingent Assets .

Additional information for provisions under IAS 37, Provisions, Contingent Liabilities and Contingent Assets
USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total
Balance as of 31 December 2024 3,602 813 240 315 4,969
Balance as of 31 March 2025 3,852 921 239 329 5,340
Increase in provisions recognized in the income statement 256
5
372 0 33 661
Release of provisions recognized in the income statement (137) (180) (4) (26) (348)
Provisions used in conformity with designated purpose (703)
6
(281) (2) (17) (1,003)
Reclassifications 44
7
0 0 0 44
Foreign currency translation and other movements 139 57 24 27 248
Balance as of 30 June 2025 3,450 889 257 346 4,943
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Includes USD
278 m of provisions for onerous contracts related to real estate as of 30 June 2025 (31 March 2025: USD 374 m;
31 December 2024: USD 383 m), USD 518
m of personnel-related restructuring

provisions as of 30 June

2025 (31 March 2025: USD
439
m; 31 December 2024:

USD
334 m) and USD 93
m of provisions

for onerous
contracts related to technology as of

30 June 2025 (31 March 2025:

USD
108 m; 31 December 2024: USD 96
m).

3 Mainly includes provisions for reinstatement

costs with respect to leased properties.

4 Mainly
includes provisions related to employee benefits, VAT

and operational risks.

5 Includes a new provision for the estimated costs associated with UBS's ongoing obligations as described in item 1 of section b) of this
Note.

6 Mainly includes provisions used

for the resolution reached with

the US Department of Justice

in the second quarter

of 2025 as described

in item 1 of section

b) of this Note.

7 Includes reclassifications
from IFRS 3 contingent liabilities to IAS 37 provisions.
Information about provisions and

contingent liabilities in respect of

litigation, regulatory and similar matters,

as a
class,

is

included

in

Note 14b.

There

are

no

material

contingent

liabilities

associated

with

the

other

classes

of
provisions.